Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Summary of Detail Comprising Debt and Related Book Values

A summary of the detail comprising the Company’s debt and the related book values for the respective periods presented is as follows (in thousands):

Description	June 30, 2018	December 31, 2017
11.00% Second-Priority Senior Secured Notes—due April 2022
Principal	$390,868	$—
Original issue discount, net of amortization	(8,906)	—
Deferred financing costs, net of amortization	(1,920)	—
7.50% Senior Secured Notes—due May 2022
Principal	6,060	—
Bank Credit Facility—due May 2022
Principal	240,000	—
Deferred financing costs, net of amortization	(8,478)	—
4.20% Building Loan—due November 2030
Principal	10,778	—
11.00% Bridge Loans—due April 2022
Principal	—	172,023
Deferred financing costs, net of amortization	—	(2,185)
9.75% Senior Notes—due July 2022
Principal	—	102,000
Deferred financing costs, net of amortization	—	(1,319)
9.75% Senior Notes—due February 2018
Principal	—	24,977
Old Bank Credit Facility—due February 2019	—	403,000
Deferred financing costs, net of amortization	—	(938)

Total debt	$628,402	$697,558
Less: current portion of long-term debt	(434)	(24,977)

Long-term debt, net of discount and deferred financing costs	$627,968	$672,581

A summary of the detail comprising the Company’s debt and the related book values for the respective periods presented is as follows (in thousands):

Description	December 31, 2017	December 31, 2016
11.00% Bridge Loans—due April 2022
Principal	$172,023	$—
Deferred financing costs, net of amortization	(2,185)	—
9.75% Senior Notes—due July 2022
Principal	102,000	—
Deferred financing costs, net of amortization	(1,319)	—
9.75% Senior Notes—due February 2018
Principal	24,977	300,000
Original issue discount, net of amortization	—	(806)
Deferred financing costs, net of amortization	—	(4,230)
Bank Credit Facility—due February 2019	403,000	408,000
Deferred financing costs, net of amortization	(938)	(1,789)

Total debt	$697,558	$701,175
Less: Current portion of long-term debt	(24,977)	—

Long-term debt, net of discount and deferred financing costs	$672,581	$701,175